Other Payables and Accruals - Summary of Other Payables and Accruals (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current liabilities
Investment payables	¥ 169
Contingent consideration (Note 24)	32
Government grants	13	¥ 21
Deferred revenue (Note 23)	27
Other non-current payables	241	21
Current liabilities
Dividend payable	12	31
Accrued expenses (note)	1,467	752
Advances from customers	106	69
Investment payables	389	303
Contingent consideration (Note 24)	31
Other tax liabilities	103	37
Present value of liability of puttable shares	494
Other deposits	71	40
Others	69	80
Other payables and accruals	¥ 2,742	¥ 1,312